Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments Required under Operating Leases	The future minimum lease payments required under operating leases are as follows:

2015	$1,512
2016	1,115
2017	971
2018	976
2019	955
2020 and beyond	1,027

Total	$6,556